Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [line items]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2025, 2024 and 2023:

	2025			2024			2023
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment (1)	27,395	-	27,395	28,164	-	28,164	53,052	-	53,052
Support equipment and facilities (2)	1,812	-	1,812	2,138	-	2,138	2,257	-	2,257
Drilling and work in progress	3,249	-	3,249	3,916	-	3,916	3,774	-	3,774
Unproved oil and gas properties	674	-	674	186	-	186	264	-	264

Total capitalized costs	33,130	-	33,130	34,404	-	34,404	59,347	-	59,347
Accumulated depreciation and valuation allowances (3)	(22,047)	-	(22,047)	(23,602)	-	(23,602)	(48,382)	-	(48,382)

Net capitalized costs	11,083 (4)	-	11,083	10,802	-	10,802	10,965	-	10,965

(1)	Includes 808, 740 and 696 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(2)	Includes 569, 602 and 521 corresponding to Upstream support equipment and facilities contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(3)	Includes (1,109), (895) and (762) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(4)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2025, 2024 and 2023:

	2025				2024			2023
Consolidated costs incurred	Argentina		Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Acquisition of proved properties	184		-	184	-	-	-	-	-	-
Acquisition of un proved properties	580		-	580	-	-	-	-	-	-
Exploration costs	102		32	134	198	1	199	156	1	157
Development costs (1)	3,815		-	3,815	3,884	-	3,884	4,370	-	4,370

Total costs incurred	4,681	(2)	32	4,713	4,082	1	4,083	4,526	1	4,527

(1)	Includes 194, 206 and 313 corresponding to development cost related to Upstream contracts comprised in right-of-use assets as of December 31, 2025, 2024 and 2023, respectively.
(2)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Business segment information”, for the Upstream business segment, relate to additional operations that do not arise from those properties held by the Group.

	2025			2024			2023
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Net sales to unaffiliated parties	89	-	89	50	-	50	32	-	32
Net intersegment sales	7,486	-	7,486	8,225	-	8,225	7,211	-	7,211

Total net revenues	7,575	-	7,575	8,275	-	8,275	7,243	-	7,243
Production costs	(3,840)	-	(3,840)	(4,715)	-	(4,715)	(4,148)	-	(4,148)
Exploration expenses	(84)	(32)	(116)	(238)	(1)	(239)	(60)	(1)	(61)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,349)	-	(2,349)	(1,963)	-	(1,963)	(2,568)	-	(2,568)
Impairment of property, plant and equipment and inventories write-down	-	-	-	(79)	-	(79)	(2,288)	-	(2,288)
Other (1)	(959)	-	(959)	(956)	-	(956)	(177)	-	(177)

Pre-tax income (loss) from producing activities	343	(32)	311	324	(1)	323	(1,998)	(1)	(1,999)
Income tax expense / benefit	(120)	-	(120)	(113)	-	(113)	699	-	699

Results of oil and gas producing activities	223 (2)	(32)	191	211	(1)	210	(1,299)	(1)	(1,300)

(1)
Mainly includes lawsuits, result from sale of assets, result from changes in fair value of assets held for sale, provisions for severance indemnities, provisions for operating optimizations, provisions for obsolescence of materials and equipment and financial accretion for the hydrocarbon wells abandonment obligations, among others.

(2)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2025			2024			2023
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows	52,831	-	52,831	46,028	-	46,028	41,735	-	41,735
Future production costs	(17,350)	-	(17,350)	(18,294)	-	(18,294)	(18,683)	-	(18,683)
Future development costs	(12,278)	-	(12,278)	(9,090)	-	(9,090)	(11,136)	-	(11,136)
Future income tax expenses	(5,758)	-	(5,758)	(7,594)	-	(7,594)	(3,396)	-	(3,396)
10% annual discount for estimated timing of cash flows	(8,185)	-	(8,185)	(4,787)	-	(4,787)	(4,013)	-	(4,013)

Total standardized measure of discounted future net cash flows	9,260 (1)	-	9,260	6,263	-	6,263	4,507	-	4,507

(1)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Beginning of year	6,263	4,507	7,102
Sales and transfers, net of production costs	(2,701)	(515)	(1,819)
Net change in sales and transfer prices, net of future production costs	(8,192)	(2,672)	(1,624)
Changes in reserves and production rates (timing)	(3,627)	(1,761)	(1,390)
Net changes for extensions, discoveries and improved recovery	16,313	7,922	2,782
Changes in estimated future development and abandonment costs	(3,385)	(1,738)	(3,734)
Development costs incurred during the year that reduced future development costs	1,936	1,777	1,996
Accretion of discount	546	525	984
Net change in income taxes	2,107	(1,783)	211
Others	-	1	(1)

End of year	9,260 (1)	6,263	4,507

(1)	Includes balances corresponding to SC Gas S.A.U. and Vaca Muerta Inversiones S.A.U., see Note 3 to the Audited Consolidated Financial Statements.

Oil and Condensate [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2025, 2024 and 2023, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	548	-	548	546	-	546	606	-	606
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344
Revisions of previous estimates (1)	(38)	-	(38)	10	-	10	(63)	-	(63)
Extensions and discoveries	286	-	286	99	-	99	75	-	75
Improved recovery	5	-	5	(2)	-	(2)	17	-	17
Purchase of minerals in place	4	-	4	-	-	-	-	-	-
Sale of minerals in place	(34)	-	(34)	(11)	-	(11)	-	-	-
Production for the year (2)	(93)	-	(93)	(94)	-	(94)	(89)	-	(89)

As of December 31, (3)	678	-	678	548	-	548	546	-	546
Developed	315	-	315	284	-	284	263	-	263
Undeveloped	363	-	363	264	-	264	283	-	283
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	284	-	284	263	-	263	262	-	262
Undeveloped	264	-	264	283	-	283	344	-	344

Total	548	-	548	546	-	546	606	-	606
As of December 31,
Developed	315	-	315	284	-	284	263	-	263
Undeveloped	363	-	363	264	-	264	283	-	283

Total	678	-	678	548	-	548	546	-	546

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 12, 13 and 12 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 includes an estimated of 84, 71 and 72 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural gas [member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(billions of standard cubic feet)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189
Revisions of previous estimates (1)	(148)	-	(148)	(144)	-	(144)	(80)	-	(80)
Extensions and discoveries	899	-	899	781	-	781	257	-	257
Improved recovery	*	-	*	*	-	*	-	-	-
Purchase of minerals in place	49	-	49	-	-	-	-	-	-
Sale of minerals in place	(35)	-	(35)	(1)	-	(1)	-	-	-
Production for the year (2)	(467)	-	(467)	(484)	-	(484)	(467)	-	(467)

As of December 31, (3)	2,986	-	2,986	2,688	-	2,688	2,536	-	2,536
Developed	1,597	-	1,597	1,627	-	1,627	1,656	-	1,656
Undeveloped	1,389	-	1,389	1,061	-	1,061	880	-	880
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,627	-	1,627	1,656	-	1,656	1,637	-	1,637
Undeveloped	1,061	-	1,061	880	-	880	1,189	-	1,189

Total	2,688	-	2,688	2,536	-	2,536	2,826	-	2,826
As of December 31,
Developed	1,597	-	1,597	1,627	-	1,627	1,656	-	1,656
Undeveloped	1,389	-	1,389	1,061	-	1,061	880	-	880

Total	2,986	-	2,986	2,688	-	2,688	2,536	-	2,536

(*)	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2025, 2024 and 2023 includes an estimated of 53, 55 and 54 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax. Proved natural gas reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 348, 309 and 292 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 200, 255 and 282 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597
Revisions of previous estimates (2)	(58)	-	(58)	(17)	-	(17)	(72)	-	(72)
Extensions and discoveries	462	-	462	250	-	250	127	-	127
Improved recovery	5	-	5	(2)	-	(2)	17	-	17
Purchase of minerals in place	12	-	12	-	-	-	-	-	-
Sale of minerals in place	(41)	-	(41)	(11)	-	(11)	-	-	-
Production for the year (3)	(192)	-	(192)	(196)	-	(196)	(187)	-	(187)

As of December 31, (4)	1,284	-	1,284	1,096	-	1,096	1,072	-	1,072
Developed	642	-	642	618	-	618	599	-	599
Undeveloped	642	-	642	478	-	478	473	-	473
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated and Equity-accounted entities
As of January 1,
Developed	618	-	618	599	-	599	590	-	590
Undeveloped	478	-	478	473	-	473	597	-	597

Total	1,096	-	1,096	1,072	-	1,072	1,187	-	1,187
As of December 31,
Developed	642	-	642	618	-	618	599	-	599
Undeveloped	642	-	642	478	-	478	473	-	473

Total	1,284	-	1,284	1,096	-	1,096	1,072	-	1,072

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)	Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, NGLs and natural gas reserves are considered prospectively in the calculation of depreciation.
(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 23, 25 and 24 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 156, 135 and 134 Mboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Disclosure of information about consolidated structured entities [line items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated entities
As of January 1,	69	-	69	74	-	74	77	-	77
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41
Revisions of previous estimates (1)	6	-	6	(1)	-	(1)	5	-	5
Extensions and discoveries	16	-	16	12	-	12	8	-	8
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	(1)	-	(1)	-	-	-	-	-	-
Production for the year (2)	(16)	-	(16)	(16)	-	(16)	(16)	-	(16)

As of December 31, (3)	74	-	74	69	-	69	74	-	74
Developed	42	-	42	44	-	44	41	-	41
Undeveloped	32	-	32	25	-	25	33	-	33
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2025			2024			2023
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
NGLs
Consolidated and Equity-accounted entities
As of January 1,
Developed	44	-	44	41	-	41	36	-	36
Undeveloped	25	-	25	33	-	33	41	-	41

Total	69	-	69	74	-	74	77	-	77
As of December 31,
Developed	42	-	42	44	-	44	41	-	41
Undeveloped	32	-	32	25	-	25	33	-	33

Total	74	-	74	69	-	69	74	-	74

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
NGLs production for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 2, 2 and 2 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
NGLs reserves of consolidated entities for the years ended on December 31, 2025, 2024 and 2023 include an estimated of 10, 9 and 10 Mbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.